CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 195	$ 317
Trade accounts receivable		660	940
Income and other tax receivables		1,341	1,275
Other accounts receivable		154	284
Inventories:
Materials and supplies, net	[1]	1,594	1,612
Mill and leach stockpiles		1,539	1,762
Product		1,071	1,393
Other current assets		164	616
Current assets held for sale		744	846
Total current assets		7,462	9,045
Property, plant, equipment and mining development costs, net		24,246	22,927
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairment of $22,276 and $7,360, respectively		2,262	9,187
Not subject to amortization		4,831	10,087
Long-term mill and leach stockpiles		1,663	1,688
Other assets		1,989	1,741
Long-term assets held for sale		4,124	3,999
Total assets		46,577	58,674
Current liabilities:
Accounts payable and accrued liabilities		3,247	3,554
Current portion of debt		649	478
Current portion of environmental and asset retirement obligations		272	294
Accrued income taxes		23	318
Dividends payable		8	335
Current liabilities held for sale		108	193
Total current liabilities		4,307	5,172
Long-term debt, less current portion		19,779	18,371
Deferred income taxes		3,607	5,691
Environmental and asset retirement obligations, less current portion		3,717	3,627
Other liabilities		1,641	1,846
Long-term liabilities held for sale		718	742
Total liabilities		33,769	35,449
Redeemable noncontrolling interest		764	751
Stockholders’ equity:
Common stock, par value $0.10, 1,374 shares and 1,167 shares issued, respectively		137	117
Capital in excess of par value		24,283	22,281
(Accumulated deficit) retained earnings		(12,387)	128
Accumulated other comprehensive loss		(503)	(544)
Common stock held in treasury – 128 shares at cost		(3,702)	(3,695)
Total stockholders’ equity		7,828	18,287
Noncontrolling interests		4,216	4,187
Total equity		12,044	22,474
Total liabilities and equity		$ 46,577	$ 58,674

[1]	Materials and supplies inventory was net of obsolescence reserves totaling $26 million at December 31, 2015, and $19 million at December 31, 2014.